SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended
Mar. 31, 2022 CAD ($) shares
Olympic Claims
Statement [Line Items]
Ownership Interest, Percentage	100.00%
Net Smelter Return Royalty Description	Endurance earns the 100% interest, the Olympic Claims will be subject to a 2% net smelter return royalty (“NSR”), of which 1% NSR can be purchased by the Endurance for C$750 and the remaining balance of the NSR can be purchased for C$1,000.
Avino
Statement [Line Items]
Cash Consideration | $	$ 100,000,000
Common Stock Shares	1,500,000
Exploration Expenditures | $	$ 300
Option Description	Endurance is successful in defining a compliant mineral resource of at least 500,000 gold-equivalent ounces on the Olympic Claims then Endurance will be obliged to pay Avino a C$1,000 discovery bonus.
Warrants Premium	25.00%
Warrants Purchase	750,000
Cantor Fitzgerald Canada Corporate [Member]
Statement [Line Items]
Common Stock Shares Issued	1,075,000